SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
2025	$ 233,875	$ 921,869
2026	274,518	759,052
2027	236,548	37,370
2028	231,561	8,451
2028		3,521
Total lease payments	2,425,326	1,730,263
Less: imputed interest	(494,825)	(76,255)
Total lease liabilities	1,930,501	1,654,008	$ 1,078,308
Less: current portion	(136,001)	(864,519)	(883,583)
Lease liabilities – non-current portion	1,794,500	$ 789,489	$ 194,725
2024 (excluding the nine months ended September 30, 2024)	68,999
Thereafter	$ 1,379,825